Schedule of Investments(a)
Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Aluminum-1.19%
Kaiser Aluminum Corp.	7,828	$605,183
Automotive Retail-1.50%
Valvoline, Inc.(b)	21,604	761,541
Coal & Consumable Fuels-3.10%
Uranium Energy Corp.(b)(c)	181,112	1,570,241
Commodity Chemicals-5.81%
Cabot Corp.	10,843	782,648
Hawkins, Inc.(c)	6,456	1,054,135
PureCycle Technologies, Inc.(b)(c)	82,444	1,105,574
		2,942,357
Copper-1.80%
Freeport-McMoRan, Inc.	22,728	914,575
Diversified Chemicals-1.51%
Chemours Co. (The)(c)	63,663	762,683
Diversified Metals & Mining-9.01%
Compass Minerals International, Inc.(b)(c)	42,644	849,895
MP Materials Corp.(b)(c)	60,370	3,712,755
		4,562,650
Fertilizers & Agricultural Chemicals-11.77%
CF Industries Holdings, Inc.	15,994	1,484,723
Corteva, Inc.	21,971	1,584,768
FMC Corp.(c)	21,898	854,898
Mosaic Co. (The)	29,603	1,066,004
Scotts Miracle-Gro Co. (The)	15,551	974,426
		5,964,819
Forest Products-2.13%
Louisiana-Pacific Corp.	11,918	1,077,506
Gold-9.88%
Coeur Mining, Inc.(b)(c)	201,870	1,754,250
Newmont Corp.	26,882	1,669,372
Royal Gold, Inc.	10,435	1,580,068
		5,003,690
Industrial Gases-5.47%
Air Products and Chemicals, Inc.	3,415	983,110
Linde PLC	3,890	1,790,412
		2,773,522
Industrial Machinery & Supplies & Components-1.79%
Worthington Enterprises, Inc.(c)	14,622	906,125
Metal, Glass & Plastic Containers-1.11%
O-I Glass, Inc.(b)(c)	43,252	562,708
Paper & Plastic Packaging Products & Materials-5.92%
Avery Dennison Corp.	11,665	1,957,037
International Paper Co.	22,349	1,044,592
		3,001,629
Paper Products-1.20%
Sylvamo Corp.(c)	13,154	606,005
	Shares	Value
Silver-1.78%
Hecla Mining Co.	157,390	$903,419
Specialty Chemicals-19.79%
ASP Isotopes, Inc.(b)(c)	105,820	959,787
Balchem Corp.	5,979	911,618
Celanese Corp.(c)	17,464	912,145
Ecolab, Inc.	4,156	1,087,875
Element Solutions, Inc.(c)	35,614	840,490
Ingevity Corp.(b)(c)	14,528	607,125
International Flavors & Fragrances, Inc.	11,947	848,596
NewMarket Corp.	1,778	1,221,486
RPM International, Inc.	11,544	1,355,381
Sensient Technologies Corp.	11,427	1,283,138
		10,027,641
Steel-15.19%
ATI, Inc.(b)	21,182	1,629,743
Carpenter Technology Corp.	8,822	2,200,119
Cleveland-Cliffs, Inc.(b)(c)	123,525	1,299,483
Reliance, Inc.	5,681	1,648,228
Steel Dynamics, Inc.	7,189	917,029
		7,694,602
Total Common Stocks & Other Equity Interests (Cost $40,049,325)		50,640,896
Money Market Funds-0.29%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $148,057)	148,057	148,057
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.24% (Cost $40,197,382)		50,788,953
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.20%
Invesco Private Government Fund, 4.32%(d)(e)(f)	3,404,909	3,404,909
Invesco Private Prime Fund, 4.46%(d)(e)(f)	8,853,159	8,854,930
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,259,839)		12,259,839
TOTAL INVESTMENTS IN SECURITIES-124.44% (Cost $52,457,221)		63,048,792
OTHER ASSETS LESS LIABILITIES-(24.44)%		(12,381,832)
NET ASSETS-100.00%		$50,666,960
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)—(continued)
July 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$130,424	$196,170	$(178,537)	$-	$-	$148,057	$1,539
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,023,918	10,130,739	(8,749,748)	-	-	3,404,909	25,017 *
Invesco Private Prime Fund	5,262,219	23,172,703	(19,580,001)	106	(97)	8,854,930	67,453 *
Total	$7,416,561	$33,499,612	$(28,508,286)	$106	$(97)	$12,407,896	$94,009

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.09%
Apparel Retail-6.90%
ThredUp, Inc., Class A(b)(c)	75,431	$623,060
TJX Cos., Inc. (The)	5,844	727,753
Urban Outfitters, Inc.(b)(c)	10,317	776,664
		2,127,477
Apparel, Accessories & Luxury Goods-7.79%
Ralph Lauren Corp.	3,601	1,075,799
Tapestry, Inc.	12,285	1,327,148
		2,402,947
Automotive Parts & Equipment-1.64%
Dana, Inc.	31,700	504,664
Automotive Retail-7.78%
Carvana Co.(b)	4,471	1,744,450
Group 1 Automotive, Inc.(c)	1,591	655,731
		2,400,181
Broadline Retail-8.68%
Amazon.com, Inc.(b)	4,764	1,115,300
Groupon, Inc.(b)(c)	18,648	575,104
Ollie’s Bargain Outlet Holdings, Inc.(b)	7,232	988,108
		2,678,512
Casinos & Gaming-2.38%
Rush Street Interactive, Inc.(b)	36,343	732,675
Consumer Staples Merchandise Retail-2.59%
Walmart, Inc.	8,143	797,851
Education Services-2.01%
Duolingo, Inc.(b)	1,793	621,364
Health Care Distributors-6.77%
Cardinal Health, Inc.	6,749	1,047,580
McKesson Corp.	1,502	1,041,697
		2,089,277
Home Furnishings-3.71%
Somnigroup International, Inc.(c)	15,819	1,144,979
Hotels, Resorts & Cruise Lines-12.26%
Booking Holdings, Inc.	156	858,633
Hilton Worldwide Holdings, Inc.	3,143	842,575
Marriott International, Inc., Class A	2,873	757,984
Royal Caribbean Cruises Ltd.	4,164	1,323,611
		3,782,803
Leisure Facilities-2.40%
Planet Fitness, Inc., Class A(b)	6,788	741,182
Movies & Entertainment-9.22%
Cinemark Holdings, Inc.	22,828	613,389
Liberty Media Corp.-Liberty Formula One(b)	8,298	832,704
	Shares	Value
Movies & Entertainment-(continued)
Liberty Media Corp.-Liberty Live(b)	5,309	$434,276
Netflix, Inc.(b)	832	964,621
		2,844,990
Other Specialty Retail-8.27%
Build-A-Bear Workshop, Inc.(c)	7,973	404,311
Chewy, Inc., Class A(b)	19,963	732,642
Five Below, Inc.(b)	5,827	795,502
National Vision Holdings, Inc.(b)	25,517	619,042
		2,551,497
Restaurants-15.94%
Brinker International, Inc.(b)	6,084	958,839
Darden Restaurants, Inc.	4,319	871,013
DoorDash, Inc., Class A(b)	4,749	1,188,437
Shake Shack, Inc., Class A(b)	6,250	752,125
Wingstop, Inc.(c)	3,042	1,147,868
		4,918,282
Specialized Consumer Services-1.75%
Frontdoor, Inc.(b)	9,204	538,434
Total Common Stocks & Other Equity Interests (Cost $26,548,135)		30,877,115
Money Market Funds-0.29%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $88,572)	88,572	88,572
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.38% (Cost $26,636,707)		30,965,687
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.39%
Invesco Private Government Fund, 4.32%(d)(e)(f)	1,149,080	1,149,080
Invesco Private Prime Fund, 4.46%(d)(e)(f)	2,982,713	2,983,310
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,132,390)		4,132,390
TOTAL INVESTMENTS IN SECURITIES-113.77% (Cost $30,769,097)		35,098,077
OTHER ASSETS LESS LIABILITIES-(13.77)%		(4,248,691)
NET ASSETS-100.00%		$30,849,386
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)—(continued)
July 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$136,511	$110,686	$(158,625)	$-	$-	$88,572	$1,263
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,487,712	4,891,126	(8,229,758)	-	-	1,149,080	12,811 *
Invesco Private Prime Fund	7,998,580	10,433,989	(15,449,254)	232	(237)	2,983,310	36,017 *
Total	$12,622,803	$15,435,801	$(23,837,637)	$232	$(237)	$4,220,962	$50,091

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Agricultural Products & Services-5.68%
Bunge Global S.A.	18,366	$1,464,872
Darling Ingredients, Inc.(b)	34,136	1,105,324
Fresh Del Monte Produce, Inc.	35,719	1,342,677
Ingredion, Inc.	12,782	1,681,344
		5,594,217
Brewers-1.58%
Molson Coors Beverage Co., Class B	32,067	1,562,304
Consumer Finance-1.37%
EZCORP, Inc., Class A(b)(c)	94,142	1,348,113
Consumer Staples Merchandise Retail-6.96%
BJ’s Wholesale Club Holdings, Inc.(b)	32,850	3,478,815
Costco Wholesale Corp.	3,595	3,378,006
		6,856,821
Education Services-15.85%
Adtalem Global Education, Inc.(b)(c)	21,321	2,436,351
Bright Horizons Family Solutions, Inc.(b)(c)	11,793	1,333,788
Grand Canyon Education, Inc.(b)	10,869	1,832,839
Laureate Education, Inc., Class A(b)	75,101	1,697,283
Perdoceo Education Corp.(c)	51,023	1,468,442
Strategic Education, Inc.	14,355	1,064,352
Stride, Inc.(b)(c)	25,880	3,318,592
Universal Technical Institute, Inc.(b)(c)	76,350	2,459,997
		15,611,644
Food Distributors-7.75%
Chefs’ Warehouse, Inc. (The)(b)	36,504	2,502,714
Performance Food Group Co.(b)(c)	16,901	1,696,861
US Foods Holding Corp.(b)	41,210	3,434,029
		7,633,604
Food Retail-10.61%
Casey’s General Stores, Inc.	7,659	3,983,676
Kroger Co. (The)	46,907	3,288,181
Sprouts Farmers Market, Inc.(b)	20,962	3,176,581
		10,448,438
Household Products-6.35%
Church & Dwight Co., Inc.	38,012	3,564,385
Procter & Gamble Co. (The)	17,908	2,694,617
		6,259,002
Packaged Foods & Meats-9.03%
Cal-Maine Foods, Inc.	23,769	2,641,687
Freshpet, Inc.(b)(c)	19,179	1,310,309
Marzetti Co. (The)	7,785	1,383,862
Post Holdings, Inc.(b)	15,146	1,602,598
Vital Farms, Inc.(b)(c)	52,549	1,954,823
		8,893,279
Personal Care Products-8.19%
BellRing Brands, Inc.(b)	25,698	1,402,597
e.l.f. Beauty, Inc.(b)(c)	17,022	2,062,896
	Shares	Value
Personal Care Products-(continued)
Estee Lauder Cos., Inc. (The), Class A	21,962	$2,049,933
Herbalife Ltd.(b)(c)	150,161	1,381,481
Interparfums, Inc.(c)	9,733	1,173,800
		8,070,707
Soft Drinks & Non-alcoholic Beverages-12.93%
Celsius Holdings, Inc.(b)	63,528	2,880,360
Coca-Cola Co. (The)	22,457	1,524,606
Coca-Cola Consolidated, Inc.	17,477	1,953,055
Keurig Dr Pepper, Inc.	86,405	2,821,123
Monster Beverage Corp.(b)	60,595	3,559,956
		12,739,100
Specialized Consumer Services-5.16%
H&R Block, Inc.	44,717	2,429,922
Service Corp. International(c)	34,724	2,649,788
		5,079,710
Tobacco-8.55%
Altria Group, Inc.	41,702	2,583,022
Philip Morris International, Inc.	17,039	2,795,248
Turning Point Brands, Inc.(c)	21,893	1,815,805
Universal Corp.(c)	22,551	1,228,353
		8,422,428
Total Common Stocks & Other Equity Interests (Cost $82,369,728)		98,519,367
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $138,045)	138,045	138,045
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $82,507,773)		98,657,412
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.13%
Invesco Private Government Fund, 4.32%(d)(e)(f)	2,496,674	2,496,674
Invesco Private Prime Fund, 4.46%(d)(e)(f)	6,495,539	6,496,838
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,993,512)		8,993,512
TOTAL INVESTMENTS IN SECURITIES-109.28% (Cost $91,501,285)		107,650,924
OTHER ASSETS LESS LIABILITIES-(9.28)%		(9,139,515)
NET ASSETS-100.00%		$98,511,409
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)—(continued)
July 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$208,916	$522,009	$(592,880)	$-	$-	$138,045	$1,600
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,827,252	14,973,073	(17,303,651)	-	-	2,496,674	38,721 *
Invesco Private Prime Fund	12,565,489	29,945,811	(36,014,710)	295	(47)	6,496,838	104,170 *
Total	$17,601,657	$45,440,893	$(53,911,241)	$295	$(47)	$9,131,557	$144,491

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Energy Momentum ETF (PXI)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Coal & Consumable Fuels-7.06%
Centrus Energy Corp., Class A(b)(c)	12,167	$2,620,772
Hallador Energy Co.(b)(c)	30,050	530,082
		3,150,854
Integrated Oil & Gas-7.64%
Chevron Corp.	7,410	1,123,652
Exxon Mobil Corp.	12,717	1,419,726
Occidental Petroleum Corp.	19,620	862,103
		3,405,481
Oil & Gas Drilling-1.35%
Valaris Ltd.(b)(c)	12,386	602,331
Oil & Gas Equipment & Services-10.72%
Archrock, Inc.	38,637	902,560
Baker Hughes Co., Class A	23,382	1,053,359
Helix Energy Solutions Group, Inc.(b)(c)	71,261	422,578
Kodiak Gas Services, Inc.	21,202	685,461
Select Water Solutions, Inc., Class A	48,035	462,577
Weatherford International PLC	22,176	1,254,053
		4,780,588
Oil & Gas Exploration & Production-32.63%
Antero Resources Corp.(b)	40,354	1,409,565
CNX Resources Corp.(b)	29,551	895,691
Comstock Resources, Inc.(b)(c)	38,316	684,707
ConocoPhillips	12,633	1,204,430
Devon Energy Corp.	30,229	1,004,208
Diamondback Energy, Inc.	8,877	1,319,655
EOG Resources, Inc.	10,764	1,291,895
Expand Energy Corp.	13,236	1,386,868
Gulfport Energy Corp.(b)	5,332	928,461
Magnolia Oil & Gas Corp., Class A	29,394	700,165
Permian Resources Corp.	75,877	1,074,418
Range Resources Corp.	38,384	1,409,461
Viper Energy, Inc.	19,523	735,236
Vital Energy, Inc.(b)(c)	27,351	511,190
		14,555,950
Oil & Gas Refining & Marketing-17.16%
Calumet, Inc.(b)(c)	27,856	444,025
CVR Energy, Inc.(c)	23,081	618,109
Delek US Holdings, Inc.	28,256	632,087
Green Plains, Inc.(b)(c)	79,683	658,978
HF Sinclair Corp.	20,322	892,949
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Marathon Petroleum Corp.	12,916	$2,198,174
Par Pacific Holdings, Inc.(b)	25,853	811,267
PBF Energy, Inc., Class A	24,841	561,406
Valero Energy Corp.	6,080	834,845
		7,651,840
Oil & Gas Storage & Transportation-23.31%
Antero Midstream Corp.	56,850	1,043,198
Cheniere Energy, Inc.	6,639	1,566,007
DT Midstream, Inc.	15,479	1,590,158
Kinder Morgan, Inc.	59,534	1,670,524
Kinetik Holdings, Inc., Class A	14,569	632,003
Targa Resources Corp.	13,569	2,258,017
Williams Cos., Inc. (The)	27,331	1,638,494
		10,398,401
Total Common Stocks & Other Equity Interests (Cost $41,126,836)		44,545,445
Money Market Funds-0.33%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $145,408)	145,408	145,408
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $41,272,244)		44,690,853
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.66%
Invesco Private Government Fund, 4.32%(d)(e)(f)	1,044,396	1,044,396
Invesco Private Prime Fund, 4.46%(d)(e)(f)	2,819,153	2,819,717
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,864,113)		3,864,113
TOTAL INVESTMENTS IN SECURITIES-108.86% (Cost $45,136,357)		48,554,966
OTHER ASSETS LESS LIABILITIES-(8.86)%		(3,951,139)
NET ASSETS-100.00%		$44,603,827

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$156,950	$399,525	$(411,067)	$-	$-	$145,408	$1,455
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Energy Momentum ETF (PXI)—(continued)
July 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,734,661	$10,128,579	$(11,818,844)	$-	$-	$1,044,396	$26,500 *
Invesco Private Prime Fund	7,109,338	20,814,696	(25,104,359)	-	42	2,819,717	71,937 *
Total	$10,000,949	$31,342,800	$(37,334,270)	$-	$42	$4,009,521	$99,892

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Financial Momentum ETF (PFI)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Asset Management & Custody Banks-9.45%
Ameriprise Financial, Inc.	4,189	$2,170,698
Ares Management Corp., Class A(b)	12,960	2,404,469
Victory Capital Holdings, Inc., Class A(b)	17,933	1,235,763
		5,810,930
Commercial & Residential Mortgage Finance-1.75%
MGIC Investment Corp.	41,468	1,074,021
Construction Machinery & Heavy Transportation Equipment-1.55%
Microvast Holdings, Inc.(b)(c)	300,286	951,907
Consumer Finance-10.17%
American Express Co.	5,617	1,681,224
Capital One Financial Corp.	6,807	1,463,505
SLM Corp.	33,191	1,055,474
SoFi Technologies, Inc.(b)(c)	90,883	2,052,138
		6,252,341
Diversified Banks-3.63%
JPMorgan Chase & Co.	7,542	2,234,242
Diversified Financial Services-2.18%
Equitable Holdings, Inc.	26,164	1,343,521
Financial Exchanges & Data-2.30%
Intercontinental Exchange, Inc.	7,669	1,417,461
Health Care REITs-2.28%
Welltower, Inc.	8,502	1,403,425
Insurance Brokers-2.82%
Arthur J. Gallagher & Co.	6,028	1,731,543
Investment Banking & Brokerage-22.64%
Evercore, Inc., Class A	6,341	1,909,529
Goldman Sachs Group, Inc. (The)	2,091	1,513,027
Houlihan Lokey, Inc.	7,327	1,396,966
Interactive Brokers Group, Inc., Class A	29,272	1,919,072
PJT Partners, Inc., Class A(b)	6,928	1,237,479
Raymond James Financial, Inc.	10,495	1,754,029
Robinhood Markets, Inc., Class A(c)	27,904	2,875,507
StoneX Group, Inc.(b)(c)	13,535	1,316,144
		13,921,753
Life & Health Insurance-2.55%
Unum Group	21,816	1,566,607
Multi-line Insurance-1.97%
American International Group, Inc.	15,577	1,209,242
Property & Casualty Insurance-15.89%
AXIS Capital Holdings Ltd.	10,278	964,488
HCI Group, Inc.	6,767	947,651
Lemonade, Inc.(b)(c)	29,308	1,104,325
Palomar Holdings, Inc.(b)(c)	7,210	955,253
Progressive Corp. (The)	10,527	2,547,955
	Shares	Value
Property & Casualty Insurance-(continued)
Skyward Specialty Insurance Group, Inc.(c)	16,173	$818,030
Trupanion, Inc.(b)(c)	20,680	980,439
W.R. Berkley Corp.	21,117	1,453,061
		9,771,202
Real Estate Services-2.52%
CBRE Group, Inc., Class A(c)	9,961	1,551,326
Regional Banks-1.56%
Pathward Financial, Inc.(b)	12,727	962,479
Reinsurance-1.65%
SiriusPoint Ltd. (Sweden)(c)	51,641	1,012,680
Retail REITs-2.16%
Simon Property Group, Inc.	8,126	1,330,958
Transaction & Payment Processing Services-12.95%
Mastercard, Inc., Class A	5,108	2,893,529
Paymentus Holdings, Inc., Class A(b)(c)	30,165	841,000
Sezzle, Inc.(b)(c)	14,017	2,170,392
Visa, Inc., Class A	5,969	2,062,111
		7,967,032
Total Common Stocks & Other Equity Interests (Cost $57,051,514)		61,512,670
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $105,387)	105,387	105,387
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $57,156,901)		61,618,057
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.67%
Invesco Private Government Fund, 4.32%(d)(e)(f)	3,879,668	3,879,668
Invesco Private Prime Fund, 4.46%(d)(e)(f)	10,058,852	10,060,864
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,940,532)		13,940,532
TOTAL INVESTMENTS IN SECURITIES-122.86% (Cost $71,097,433)		75,558,589
OTHER ASSETS LESS LIABILITIES-(22.86)%		(14,057,458)
NET ASSETS-100.00%		$61,501,131
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Financial Momentum ETF (PFI)—(continued)
July 31, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$111,055	$314,285	$(319,953)	$-	$-	$105,387	$1,457
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,434,044	11,548,379	(9,102,755)	-	-	3,879,668	18,879 *
Invesco Private Prime Fund	3,740,392	25,529,397	(19,208,878)	90	(137)	10,060,864	51,274 *
Total	$5,285,491	$37,392,061	$(28,631,586)	$90	$(137)	$14,045,919	$71,610

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Biotechnology-40.49%
Acadia Pharmaceuticals, Inc.(b)	69,620	$1,659,045
Akero Therapeutics, Inc.(b)(c)	53,147	2,596,231
AnaptysBio, Inc.(b)(c)	50,407	1,237,492
ARS Pharmaceuticals, Inc.(b)(c)	71,577	1,265,481
BioCryst Pharmaceuticals, Inc.(b)	193,339	1,573,779
CareDx, Inc.(b)	69,377	852,296
Catalyst Pharmaceuticals, Inc.(b)	71,815	1,531,814
Exelixis, Inc.(b)	80,149	2,902,997
GRAIL, Inc.(b)	62,393	2,134,465
Insmed, Inc.(b)	51,017	5,473,104
Merus N.V. (Netherlands)(b)	27,223	1,803,252
Mirum Pharmaceuticals, Inc.(b)	24,401	1,261,044
Protagonist Therapeutics, Inc.(b)	46,027	2,479,014
PTC Therapeutics, Inc.(b)	26,826	1,397,903
Revolution Medicines, Inc.(b)(c)	43,098	1,606,262
Rhythm Pharmaceuticals, Inc.(b)	25,497	2,173,109
Soleno Therapeutics, Inc.(b)	44,288	3,829,583
uniQure N.V. (Netherlands)(b)	103,888	1,446,121
		37,222,992
Health Care Distributors-3.72%
Cencora, Inc.	11,965	3,422,947
Health Care Equipment-19.61%
Artivion, Inc.(b)	46,578	1,439,726
Boston Scientific Corp.(b)	48,058	5,042,245
Insulet Corp.(b)	9,702	2,798,057
Intuitive Surgical, Inc.(b)	6,452	3,103,992
ResMed, Inc.	10,155	2,761,551
TransMedics Group, Inc.(b)(c)	24,244	2,884,309
		18,029,880
Health Care Facilities-6.59%
Encompass Health Corp.	16,444	1,810,649
Tenet Healthcare Corp.(b)	26,332	4,246,825
		6,057,474
Health Care Services-13.34%
BrightSpring Health Services, Inc.(b)	98,784	2,039,889
Guardant Health, Inc.(b)	45,246	1,854,181
Hims & Hers Health, Inc.(b)(c)	90,387	5,981,812
RadNet, Inc.(b)	43,638	2,388,308
		12,264,190
	Shares	Value
Health Care Technology-1.31%
LifeMD, Inc.(b)(c)	115,861	$1,206,113
Life Sciences Tools & Services-1.28%
Niagen Bioscience, Inc.(b)(c)	126,059	1,178,652
Managed Health Care-2.74%
HealthEquity, Inc.(b)	25,939	2,516,083
Pharmaceuticals-10.94%
CorMedix, Inc.(b)(c)	140,176	1,635,854
Harrow, Inc.(b)(c)	50,758	1,612,074
Ocular Therapeutix, Inc.(b)(c)	197,752	2,289,968
Phathom Pharmaceuticals, Inc.(b)(c)	288,736	2,465,805
Trevi Therapeutics, Inc.(b)(c)	276,826	2,049,897
		10,053,598
Total Common Stocks & Other Equity Interests (Cost $90,330,857)		91,951,929
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $162,798)	162,798	162,798
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $90,493,655)		92,114,727
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.24%
Invesco Private Government Fund, 4.32%(d)(e)(f)	5,445,446	5,445,446
Invesco Private Prime Fund, 4.46%(d)(e)(f)	14,073,897	14,076,712
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,522,158)		19,522,158
TOTAL INVESTMENTS IN SECURITIES-121.44% (Cost $110,015,813)		111,636,885
OTHER ASSETS LESS LIABILITIES-(21.44)%		(19,705,792)
NET ASSETS-100.00%		$91,931,093

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$249,261	$225,760	$(312,223)	$-	$-	$162,798	$2,303
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)—(continued)
July 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$9,815,269	$14,378,578	$(18,748,401)	$-	$-	$5,445,446	$81,265 *
Invesco Private Prime Fund	25,531,198	30,546,208	(42,000,584)	1,780	(1,890)	14,076,712	220,089 *
Total	$35,595,728	$45,150,546	$(61,061,208)	$1,780	$(1,890)	$19,684,956	$303,657

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Industrials Momentum ETF (PRN)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Aerospace & Defense-31.72%
Axon Enterprise, Inc.(b)	14,778	$11,164,631
BWX Technologies, Inc.	44,112	6,701,936
Byrna Technologies, Inc.(b)(c)	165,102	3,666,916
Curtiss-Wright Corp.	14,920	7,314,082
General Electric Co.	32,389	8,780,010
HEICO Corp.	52,904	17,289,027
Howmet Aerospace, Inc.	73,937	13,291,655
Kratos Defense & Security Solutions, Inc.(b)(c)	177,106	10,396,122
Leonardo DRS, Inc.(c)	123,209	5,125,494
Rocket Lab Corp.(b)(c)	463,688	21,292,553
TransDigm Group, Inc.	5,986	9,628,242
		114,650,668
Building Products-5.99%
Tecnoglass, Inc.(c)	106,536	8,313,004
Trane Technologies PLC	30,471	13,348,736
		21,661,740
Cargo Ground Transportation-1.56%
Ryder System, Inc.	31,679	5,629,675
Construction & Engineering-22.36%
API Group Corp.(b)(c)	166,742	6,014,384
Argan, Inc.	28,732	7,038,765
Comfort Systems USA, Inc.	30,052	21,135,572
Construction Partners, Inc., Class A(b)(c)	48,895	4,931,061
Dycom Industries, Inc.(b)(c)	19,367	5,206,043
Limbach Holdings, Inc.(b)(c)	59,996	8,219,452
Primoris Services Corp.	65,410	6,159,660
Quanta Services, Inc.	34,876	14,164,190
Tutor Perini Corp.(b)	164,947	7,942,198
		80,811,325
Construction Machinery & Heavy Transportation Equipment-1.66%
REV Group, Inc.(c)	121,383	6,014,528
Data Processing & Outsourced Services-1.26%
ExlService Holdings, Inc.(b)	105,060	4,562,756
Diversified Support Services-5.88%
Cintas Corp.	67,039	14,919,529
VSE Corp.	40,509	6,341,279
		21,260,808
Electronic Equipment & Instruments-1.19%
Badger Meter, Inc.	22,737	4,291,836
Electronic Manufacturing Services-2.87%
Jabil, Inc.	46,484	10,373,834
Environmental & Facilities Services-7.85%
Republic Services, Inc.	28,095	6,480,112
Rollins, Inc.	275,662	15,787,163
Waste Management, Inc.	26,621	6,100,468
		28,367,743
	Shares	Value
Heavy Electrical Equipment-2.35%
NuScale Power Corp.(b)(c)	169,092	$8,490,109
Human Resource & Employment Services-1.90%
Automatic Data Processing, Inc.	22,166	6,860,377
Industrial Machinery & Supplies & Components-5.16%
ITT, Inc.	29,226	4,967,251
Parker-Hannifin Corp.	18,702	13,687,994
		18,655,245
Life Sciences Tools & Services-1.11%
Adaptive Biotechnologies Corp.(b)(c)	393,593	4,030,392
Research & Consulting Services-1.00%
CRA International, Inc.	20,391	3,602,274
Trading Companies & Distributors-6.17%
Applied Industrial Technologies, Inc.	20,815	5,651,273
W.W. Grainger, Inc.	12,560	13,056,622
Xometry, Inc., Class A(b)(c)	111,460	3,604,616
		22,312,511
Total Common Stocks & Other Equity Interests (Cost $301,896,726)		361,575,821
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $299,681)	299,681	299,681
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $302,196,407)		361,875,502
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.55%
Invesco Private Government Fund, 4.32%(d)(e)(f)	17,612,340	17,612,340
Invesco Private Prime Fund, 4.46%(d)(e)(f)	45,797,764	45,806,924
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,419,264)		63,419,264
TOTAL INVESTMENTS IN SECURITIES-117.66% (Cost $365,615,671)		425,294,766
OTHER ASSETS LESS LIABILITIES-(17.66)%		(63,827,125)
NET ASSETS-100.00%		$361,467,641
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Industrials Momentum ETF (PRN)—(continued)
July 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$576,679	$801,334	$(1,078,332)	$-	$-	$299,681	$5,606
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,440,781	51,329,551	(53,157,992)	-	-	17,612,340	128,640 *
Invesco Private Prime Fund	50,461,913	114,770,962	(119,426,176)	855	(630)	45,806,924	348,724 *
Total	$70,479,373	$166,901,847	$(173,662,500)	$855	$(630)	$63,718,945	$482,970

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Technology Momentum ETF (PTF)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Alternative Carriers-3.22%
AST SpaceMobile, Inc.(b)(c)	231,084	$12,286,736
Application Software-28.31%
AvePoint, Inc.(b)	256,079	4,885,987
Cadence Design Systems, Inc.(b)	57,928	21,118,811
Digital Turbine, Inc.(b)(c)	597,045	3,253,895
Guidewire Software, Inc.(b)	42,831	9,689,229
InterDigital, Inc.(c)	31,139	8,040,090
Life360, Inc.(b)(c)	94,791	7,260,043
Nutanix, Inc., Class A(b)	156,918	11,795,526
Olo, Inc., Class A(b)	478,343	5,013,035
Palantir Technologies, Inc., Class A(b)	137,754	21,813,346
Pegasystems, Inc.	104,453	6,132,435
Quantum Computing, Inc.(b)(c)	601,426	8,925,162
		107,927,559
Communications Equipment-3.65%
Lumentum Holdings, Inc.(b)	94,647	10,418,742
NETGEAR, Inc.(b)(c)	150,783	3,505,705
		13,924,447
Consumer Finance-2.57%
Dave, Inc.(b)(c)	41,593	9,807,629
Electronic Components-2.48%
Amphenol Corp., Class A	88,605	9,437,319
Electronic Equipment & Instruments-5.53%
Aeva Technologies, Inc.(b)(c)	317,553	5,919,188
Mirion Technologies, Inc.(b)(c)	283,290	6,331,531
Ouster, Inc.(b)	378,305	8,844,771
		21,095,490
Interactive Home Entertainment-4.14%
Roblox Corp., Class A(b)	114,493	15,775,990
Internet Services & Infrastructure-3.36%
Cloudflare, Inc., Class A(b)	61,630	12,799,318
IT Consulting & Other Services-1.82%
International Business Machines Corp.	27,449	6,948,714
Semiconductor Materials & Equipment-3.49%
KLA Corp.	15,151	13,318,184
Semiconductors-9.94%
Broadcom, Inc.	59,469	17,466,046
Navitas Semiconductor Corp.(b)(c)	1,989,525	14,583,218
SiTime Corp.(b)	28,885	5,859,727
		37,908,991
Systems Software-19.82%
Commvault Systems, Inc.(b)	30,914	5,872,114
	Shares	Value
Systems Software-(continued)
CrowdStrike Holdings, Inc., Class A(b)	22,535	$10,243,735
Fortinet, Inc.(b)	75,379	7,530,362
Microsoft Corp.	20,624	11,002,904
Oracle Corp.	40,972	10,397,465
Palo Alto Networks, Inc.(b)	54,549	9,469,706
Rubrik, Inc., Class A(b)(c)	129,827	12,327,074
Zscaler, Inc.(b)	30,612	8,741,563
		75,584,923
Technology Hardware, Storage & Peripherals-7.38%
CompoSecure, Inc., Class A(b)(c)	360,968	5,129,355
Seagate Technology Holdings PLC	61,384	9,637,902
Super Micro Computer, Inc.(b)	226,703	13,368,676
		28,135,933
Transaction & Payment Processing Services-2.92%
Toast, Inc., Class A(b)	227,582	11,115,105
Wireless Telecommunication Services-1.32%
Gogo, Inc.(b)(c)	317,551	5,036,359
Total Common Stocks & Other Equity Interests (Cost $350,725,504)		381,102,697
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $414,364)	414,364	414,364
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $351,139,868)		381,517,061
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.94%
Invesco Private Government Fund, 4.32%(d)(e)(f)	16,882,406	16,882,406
Invesco Private Prime Fund, 4.46%(d)(e)(f)	43,906,132	43,914,913
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,797,319)		60,797,319
TOTAL INVESTMENTS IN SECURITIES-116.00% (Cost $411,937,187)		442,314,380
OTHER ASSETS LESS LIABILITIES-(16.00)%		(61,005,045)
NET ASSETS-100.00%		$381,309,335
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Technology Momentum ETF (PTF)—(continued)
July 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$285,703	$1,536,881	$(1,408,220)	$-	$-	$414,364	$3,294
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,989,874	75,137,072	(75,244,540)	-	-	16,882,406	177,575 *
Invesco Private Prime Fund	44,155,951	129,149,053	(129,390,290)	1,801	(1,602)	43,914,913	477,923 *
Total	$61,431,528	$205,823,006	$(206,043,050)	$1,801	$(1,602)	$61,211,683	$658,792

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Utilities Momentum ETF (PUI)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Electric Utilities-42.21%
Alliant Energy Corp.	32,152	$2,090,202
American Electric Power Co., Inc.	17,864	2,021,133
Constellation Energy Corp.	5,973	2,077,648
Duke Energy Corp.	22,627	2,752,348
Entergy Corp.	26,329	2,380,931
Evergy, Inc.	29,243	2,070,404
Eversource Energy	28,223	1,865,540
Exelon Corp.	48,220	2,167,007
NRG Energy, Inc.	18,028	3,014,282
Oklo, Inc.(b)(c)	43,752	3,350,966
Otter Tail Corp.(c)	20,673	1,595,542
Pinnacle West Capital Corp.	20,648	1,871,122
Southern Co. (The)	23,834	2,251,836
Xcel Energy, Inc.	32,265	2,369,542
		31,878,503
Gas Utilities-8.52%
Atmos Energy Corp.	18,339	2,859,417
National Fuel Gas Co.	22,332	1,938,194
UGI Corp.(c)	45,269	1,637,833
		6,435,444
Heavy Electrical Equipment-4.32%
GE Vernova, Inc.	4,944	3,264,474
Independent Power Producers & Energy Traders-6.65%
Talen Energy Corp.(b)(c)	7,613	2,874,440
Vistra Corp.	10,323	2,152,759
		5,027,199
Integrated Telecommunication Services-2.91%
AT&T, Inc.	80,202	2,198,337
Multi-Utilities-25.14%
Ameren Corp.	18,977	1,919,144
CenterPoint Energy, Inc.(c)	53,107	2,061,614
CMS Energy Corp.	29,446	2,173,115
DTE Energy Co.	18,805	2,602,800
NiSource, Inc.	67,913	2,882,907
Public Service Enterprise Group, Inc.	26,316	2,362,913
Sempra	28,548	2,331,800
WEC Energy Group, Inc.(c)	24,309	2,651,626
		18,985,919
	Shares	Value
Oil & Gas Exploration & Production-2.23%
EQT Corp.	31,344	$1,684,740
Oil & Gas Storage & Transportation-4.29%
Excelerate Energy, Inc., Class A(c)	55,314	1,419,357
ONEOK, Inc.	22,173	1,820,625
		3,239,982
Water Utilities-3.71%
American Water Works Co., Inc.	19,982	2,802,276
Total Common Stocks & Other Equity Interests (Cost $64,953,465)		75,516,874
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $107,849)	107,849	107,849
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $65,061,314)		75,624,723
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.98%
Invesco Private Government Fund, 4.32%(d)(e)(f)	3,048,977	3,048,977
Invesco Private Prime Fund, 4.46%(d)(e)(f)	9,020,228	9,022,032
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,071,009)		12,071,009
TOTAL INVESTMENTS IN SECURITIES-116.11% (Cost $77,132,323)		87,695,732
OTHER ASSETS LESS LIABILITIES-(16.11)%		(12,165,649)
NET ASSETS-100.00%		$75,530,083

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$94,565	$762,819	$(749,535)	$-	$-	$107,849	$1,350
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Utilities Momentum ETF (PUI)—(continued)
July 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,519,060	$11,661,931	$(11,132,014)	$-	$-	$3,048,977	$23,567 *
Invesco Private Prime Fund	6,535,402	29,560,607	(27,073,974)	156	(159)	9,022,032	64,337 *
Total	$9,149,027	$41,985,357	$(38,955,523)	$156	$(159)	$12,178,858	$89,254

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Internet ETF (PNQI)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Advertising-0.03%
Criteo S.A., ADR (France)(b)	10,265	$249,850
Apparel Retail-0.02%
Lands’ End, Inc.(b)(c)	5,611	65,817
Stitch Fix, Inc., Class A(b)(c)	20,483	96,885
		162,702
Application Software-8.54%
Adobe, Inc.(b)	69,903	25,003,604
Alarm.com Holdings, Inc.(b)(c)	9,057	494,784
Box, Inc., Class A(b)(c)	26,358	846,092
Consensus Cloud Solutions, Inc.(b)(c)	3,564	71,922
DocuSign, Inc.(b)	37,109	2,806,925
Dropbox, Inc., Class A(b)(c)	35,720	970,512
Open Text Corp. (Canada)	47,171	1,388,243
PROS Holdings, Inc.(b)(c)	8,709	136,644
Salesforce, Inc.	109,343	28,246,577
SPS Commerce, Inc.(b)(c)	6,908	752,039
Unity Software, Inc.(b)(c)	75,673	2,524,451
Zoom Communications, Inc., Class A(b)	47,313	3,503,528
		66,745,321
Broadline Retail-16.15%
Alibaba Group Holding Ltd., ADR (China)(c)	128,835	15,541,366
Amazon.com, Inc.(b)	283,058	66,266,708
Coupang, Inc. (South Korea)(b)	301,467	8,872,174
eBay, Inc.	83,823	7,690,760
Etsy, Inc.(b)(c)	18,980	1,105,965
Global-e Online Ltd. (Israel)(b)	30,894	1,024,136
JD.com, Inc., ADR (China)	87,095	2,742,622
MercadoLibre, Inc. (Brazil)(b)	9,224	21,896,761
Vipshop Holdings Ltd., ADR (China)	74,540	1,124,809
		126,265,301
Casinos & Gaming-0.52%
DraftKings, Inc., Class A(b)(c)	90,182	4,061,797
Commercial Printing-0.03%
Cimpress PLC (Ireland)(b)(c)	4,530	250,554
Financial Exchanges & Data-1.86%
Coinbase Global, Inc., Class A(b)(c)	38,445	14,522,983
Health Care Technology-0.04%
GoodRx Holdings, Inc., Class A(b)(c)	18,263	87,480
Teladoc Health, Inc.(b)(c)	31,928	230,201
		317,681
Homefurnishing Retail-0.17%
Beyond, Inc.(b)(c)	10,501	93,984
Wayfair, Inc., Class A(b)(c)	18,865	1,238,298
		1,332,282
Hotels, Resorts & Cruise Lines-6.23%
Airbnb, Inc., Class A(b)	78,496	10,393,655
Booking Holdings, Inc.	5,253	28,912,827
Expedia Group, Inc.	22,096	3,982,141
MakeMyTrip Ltd. (India)(b)(c)	16,365	1,531,600
Trip.com Group Ltd., ADR (China)(c)	62,351	3,862,645
		48,682,868
Human Resource & Employment Services-0.24%
Paylocity Holding Corp.(b)	10,050	1,858,044
Interactive Home Entertainment-4.73%
Electronic Arts, Inc.	45,599	6,953,392
NetEase, Inc., ADR (China)	18,141	2,363,772
	Shares	Value
Interactive Home Entertainment-(continued)
Roblox Corp., Class A(b)	114,599	$15,790,596
Sea Ltd., ADR (Singapore)(b)	75,774	11,869,997
		36,977,757
Interactive Media & Services-19.04%
Alphabet, Inc., Class C	335,725	64,747,924
Autohome, Inc., ADR (China)	12,301	333,234
Baidu, Inc., ADR (China)(b)(c)	25,772	2,264,586
Bilibili, Inc., ADR (China)(b)(c)	21,436	489,170
Bumble, Inc., Class A(b)(c)	18,798	146,248
Cars.com, Inc.(b)(c)	11,443	147,271
Meta Platforms, Inc., Class A	89,629	69,322,654
Pinterest, Inc., Class A(b)	108,033	4,170,074
Reddit, Inc., Class A(b)(c)	23,581	3,786,873
Snap, Inc., Class A(b)(c)	257,952	2,432,487
TripAdvisor, Inc.(b)(c)	21,505	376,122
Yelp, Inc.(b)(c)	11,619	400,042
Ziff Davis, Inc.(b)(c)	7,664	238,504
		148,855,189
Internet Services & Infrastructure-5.43%
Akamai Technologies, Inc.(b)	26,614	2,030,915
Fastly, Inc., Class A(b)(c)	26,356	178,957
GoDaddy, Inc., Class A(b)	25,905	4,185,730
Okta, Inc.(b)(c)	30,422	2,975,272
Shopify, Inc., Class A (Canada)(b)	221,553	27,075,992
VeriSign, Inc.	17,068	4,589,073
Wix.com Ltd. (Israel)(b)	10,174	1,383,969
		42,419,908
Movies & Entertainment-10.75%
Netflix, Inc.(b)	24,039	27,870,817
Roku, Inc., Class A(b)	23,579	2,220,199
Spotify Technology S.A. (Sweden)(b)	37,299	23,369,315
Walt Disney Co. (The)	256,720	30,577,919
		84,038,250
Other Specialty Retail-0.17%
1-800-Flowers.com, Inc., Class A(b)(c)	6,651	39,308
Chewy, Inc., Class A(b)	35,549	1,304,648
		1,343,956
Passenger Ground Transportation-4.46%
Grab Holdings Ltd., Class A (Singapore)(b)	718,905	3,515,445
Lyft, Inc., Class A(b)	75,012	1,054,669
Uber Technologies, Inc.(b)	344,797	30,255,937
		34,826,051
Real Estate Services-1.28%
CoStar Group, Inc.(b)	76,714	7,302,406
Zillow Group, Inc., Class C(b)	33,370	2,654,583
		9,956,989
Restaurants-2.32%
DoorDash, Inc., Class A(b)	72,512	18,146,128
Systems Software-8.75%
GitLab, Inc., Class A(b)(c)	26,546	1,162,980
Microsoft Corp.	126,053	67,249,276
		68,412,256
Technology Hardware, Storage & Peripherals-7.67%
Apple, Inc.	288,918	59,970,709
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Internet ETF (PNQI)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Transaction & Payment Processing Services-1.59%
Dlocal Ltd. (Uruguay)	27,558	$282,745
PayPal Holdings, Inc.(b)	176,909	12,164,263
		12,447,008
Total Common Stocks & Other Equity Interests (Cost $566,024,837)		781,843,584
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $219,032)	219,032	219,032
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $566,243,869)		782,062,616
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.37%
Invesco Private Government Fund, 4.32%(d)(e)(f)	11,642,567	$11,642,567
Invesco Private Prime Fund, 4.46%(d)(e)(f)	30,338,117	30,344,185
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,986,752)		41,986,752
TOTAL INVESTMENTS IN SECURITIES-105.42% (Cost $608,230,621)		824,049,368
OTHER ASSETS LESS LIABILITIES-(5.42)%		(42,382,291)
NET ASSETS-100.00%		$781,667,077

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$160,647	$1,442,513	$(1,384,128)	$-	$-	$219,032	$2,051
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,131,440	61,424,827	(65,913,700)	-	-	11,642,567	127,667 *
Invesco Private Prime Fund	41,870,189	139,626,331	(151,151,545)	351	(1,141)	30,344,185	346,510 *
Total	$58,162,276	$202,493,671	$(218,449,373)	$351	$(1,141)	$42,205,784	$476,228

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dorsey Wright Basic Materials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$50,640,896	$-	$-	$50,640,896
Money Market Funds	148,057	12,259,839	-	12,407,896
Total Investments	$50,788,953	$12,259,839	$-	$63,048,792
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$30,877,115	$-	$-	$30,877,115
Money Market Funds	88,572	4,132,390	-	4,220,962
Total Investments	$30,965,687	$4,132,390	$-	$35,098,077
Invesco Dorsey Wright Consumer Staples Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$98,519,367	$-	$-	$98,519,367
Money Market Funds	138,045	8,993,512	-	9,131,557
Total Investments	$98,657,412	$8,993,512	$-	$107,650,924
Invesco Dorsey Wright Energy Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$44,545,445	$-	$-	$44,545,445
Money Market Funds	145,408	3,864,113	-	4,009,521
Total Investments	$44,690,853	$3,864,113	$-	$48,554,966
Invesco Dorsey Wright Financial Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$61,512,670	$-	$-	$61,512,670
Money Market Funds	105,387	13,940,532	-	14,045,919
Total Investments	$61,618,057	$13,940,532	$-	$75,558,589

	Level 1	Level 2	Level 3	Total
Invesco Dorsey Wright Healthcare Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$91,951,929	$-	$-	$91,951,929
Money Market Funds	162,798	19,522,158	-	19,684,956
Total Investments	$92,114,727	$19,522,158	$-	$111,636,885
Invesco Dorsey Wright Industrials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$361,575,821	$-	$-	$361,575,821
Money Market Funds	299,681	63,419,264	-	63,718,945
Total Investments	$361,875,502	$63,419,264	$-	$425,294,766
Invesco Dorsey Wright Technology Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$381,102,697	$-	$-	$381,102,697
Money Market Funds	414,364	60,797,319	-	61,211,683
Total Investments	$381,517,061	$60,797,319	$-	$442,314,380
Invesco Dorsey Wright Utilities Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$75,516,874	$-	$-	$75,516,874
Money Market Funds	107,849	12,071,009	-	12,178,858
Total Investments	$75,624,723	$12,071,009	$-	$87,695,732
Invesco NASDAQ Internet ETF
Investments in Securities
Common Stocks & Other Equity Interests	$781,843,584	$-	$-	$781,843,584
Money Market Funds	219,032	41,986,752	-	42,205,784
Total Investments	$782,062,616	$41,986,752	$-	$824,049,368